INVESTMENTS IN LOANS AND SECURITIES - Schedule of Investments in Loans and Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 1,281,286	$ 811,874
Gross Unrealized Gains	8,312	19,313
Gross Unrealized Losses	(15,185)	(13,436)
Allowance for Credit Losses	(510,294)	(100,958)	$ 0
Fair Value	764,119	716,793
Accrued interest receivable	$ 13,700	$ 12,500
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Fees and other receivables	Fees and other receivables
Securitization notes
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 238,081	$ 91,654
Gross Unrealized Gains	386	629
Gross Unrealized Losses	(509)	(1,858)
Allowance for Credit Losses	0	0	0
Fair Value	237,958	90,425
Securitization certificates
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,037,389	715,646
Gross Unrealized Gains	7,926	18,684
Gross Unrealized Losses	(14,676)	(11,578)
Allowance for Credit Losses	(508,741)	(98,679)	0
Fair Value	521,898	624,073
Other loans and receivables
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	5,816	4,574
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Allowance for Credit Losses	(1,553)	(2,279)	$ 0
Fair Value	$ 4,263	$ 2,295